Transactions with shareholders, related parties and affiliated entities - Summary of outstanding balances between related parties (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	S/ 2,448,793	S/ 3,499,632
Investments at fair value through other comprehensive income
Loans, net	45,502,998	43,005,583
Liabilities
Deposits and obligations	48,530,708	48,897,944
Off-balance sheet accounts
Indirect loans	4,487,347	4,440,458
Related parties [member]
Instruments at fair value through profit or loss
Financial assets at fair value through profit or loss	99	112,096
Investments at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	58,378	65,357
Loans, net	1,317,453	1,323,580
Other assets	32,043	8,694
Liabilities
Deposits and obligations	1,040,975	999,754
Other liabilities	3,215	12,809
Off-balance sheet accounts
Indirect loans	89,707	105,604
UTP [Member]
Investments at fair value through other comprehensive income
Trade receivables	S/ 117,273	S/ 131,541